Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of transactions between related parties [Line Items]
Royalty		$ 6,817		$ 11,757	$ 18,616
Amount of downstream transaction	$ 350		$ 150
UMC GROUP (USA) [Member]
Disclosure of transactions between related parties [Line Items]
Sales		59,968,172		69,676,143	62,952,979
Accounts receivable		$ 6,737,723		$ 9,122,728	$ 7,615,622
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [Member]
Disclosure of transactions between related parties [Line Items]
Sales		$ 4,212,523		$ 4,056,027	$ 9,716,823
Accounts receivable		$ 659,488		$ 681,621	$ 2,299,403
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USC) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		$ 4,790,930		$ 3,091,249
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days
Royalty		$ 998,899		$ 379,332
Loan receivable		3,924,360
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [Member]
Disclosure of transactions between related parties [Line Items]
Sales				148,266
Accounts receivable				$ 337
Explanation of terms and conditions of outstanding balances for related party transaction			Month-end 30 days	Month-end 30 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [Member]
Disclosure of transactions between related parties [Line Items]
Sales					$ 928,335
Accounts receivable					$ 128,809
Explanation of terms and conditions of outstanding balances for related party transaction					Net 30 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [Member] | UMC GROUP (USA) [Member]
Disclosure of transactions between related parties [Line Items]
Sales		214,147		$ 429,216	$ 657,149
Accounts receivable		$ 35,498		$ 99,626	$ 108,932
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [Member] | UMC GROUP JAPAN [Member]
Disclosure of transactions between related parties [Line Items]
Sales		$ 223,740		$ 161,809	$ 151,935
Accounts receivable		$ 43,332		$ 30,294	$ 16,480
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USC) [Member] | UMC GROUP (USA) [Member]
Disclosure of transactions between related parties [Line Items]
Sales		$ 241,220
Accounts receivable		$ 141,272
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days